Report of Independent Registered
Public Accounting Firm


To the Shareholders and Board of
Trustees of
StepStone Private Credit Income
Fund
In planning and performing our audit
of the financial statements of
StepStone Private Credit Income
Fund (the "Fund") as of and for the
period from June 3, 2024
(commencement of operations)
through December 31, 2024, in
accordance with the standards of the
Public Company Accounting
Oversight Board (United States)
(PCAOB), we considered the Fund's
internal control over financial
reporting, including controls over
safeguarding securities, as a basis for
designing our auditing procedures
for the purpose of expressing our
opinion on the financial statements
and to comply with the requirements
of Form N-CEN, but not for the
purpose of expressing an opinion on
the effectiveness of the Fund's
internal control over financial
reporting. Accordingly, we express
no such opinion.
The management of the Fund is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling
this responsibility, estimates and
judgments by management are
required to assess the expected
benefits and related costs of controls.
A fund's internal control over
financial reporting is a process
designed to provide reasonable
assurance regarding the reliability of
financial reporting and the
preparation of financial statements
for external purposes in accordance
with U.S. generally accepted
accounting principles. A fund's
internal control over financial
reporting includes those policies and
procedures that (1) pertain to the
maintenance of records that, in
reasonable detail, accurately and
fairly reflect the transactions and
dispositions of the assets of the fund;
(2) provide reasonable assurance that
transactions are recorded as
necessary to permit preparation of
financial statements in accordance
with U.S. generally accepted
accounting principles, and that
receipts and expenditures of the fund
are being made only in accordance
with authorizations of management
and trustees of the fund; and (3)
provide reasonable assurance
regarding prevention or timely
detection of unauthorized
acquisition, use or disposition of a
fund's assets that could have a
material effect on the financial
statements.
Because of its inherent limitations,
internal control over financial
reporting may not prevent or detect
misstatements. Also, projections of
any evaluation of effectiveness to
future periods are subject to the risk
that controls may become inadequate
because of changes in conditions, or
that the degree of compliance with
the policies or procedures may
deteriorate.
A deficiency in internal control over
financial reporting exists when the
design or operation of a control does
not allow management or employees,
in the normal course of performing
their assigned functions, to prevent
or detect misstatements on a timely
basis. A material weakness is a
deficiency, or a combination of
deficiencies, in internal control over
financial reporting, such that there is
a reasonable possibility that a
material misstatement of the Fund's
annual or interim financial
statements will not be prevented or
detected on a timely basis.
Our consideration of the Fund's
internal control over financial
reporting was for the limited purpose
described in the first paragraph and
would not necessarily disclose all
deficiencies in internal control that
might be material weaknesses under
standards established by the
PCAOB. However, we noted no
deficiencies in the Fund's internal
control over financial reporting and
its operation, including controls over
safeguarding securities, that we
consider to be a material weakness as
defined above as of December 31,
2024.
This report is intended solely for the
information and use of management
and the Board of Trustees of
StepStone Private Credit Income
Fund and the Securities and
Exchange Commission and is not
intended to be and should not be
used by anyone other than these
specified parties.

/s/ Ernst & Young LLP

New York, New York
February 28, 2025